Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash	$ 15,199	$ 320,178	$ 33,034
Prepaid expenses and deposits		7,575
Total Assets	15,199	327,753	33,034
Current Liabilities
Accounts payable and accrued liabilities	49,008	6,509	30,567
Accounts payable and accrued liabilities – related party	38,407	12,137
Due to related parties – in default	300,000	300,000	11,965
Notes payable			139,600
Total Current Liabilities	387,415	318,646	182,132
Convertible debentures, net of unamortized discount of $4,363 and $12,669, respectively	555,637	487,331
Total Liabilities	943,052	805,977	182,132
Class A Preferred Stock
Issued and outstanding: 7,500,000 preferred shares, 7,500,000 preferred shares and nil preferred shares, respectively	7,500	7,500
Common Stock Authorized: 2,000,000,000 common shares, with a par value of $0.001 per share
Issued and outstanding: 347,380,000 common shares, 347,380,000 common shares and 538,200,000 common shares	347,380	347,380	538,200
Additional paid-in capital	(345,427)	(345,427)	(518,801)
Equity (Deficit) accumulated during the development stage	(937,306)	(487,677)	(168,497)
Total Stockholders’ Equity (Deficit)	(927,853)	(478,224)	(149,098)
Total Liabilities and Stockholders’ Equity (Deficit)	$ 15,199	$ 327,753	$ 33,034